RELATED PARTY TRANSACTIONS - Transactions (Details) - Joint ventures - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Revenue	$ 223.0	$ 111.8
Purchases	4.6	3.5
Other income	$ 1.2	$ 3.8